Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets and Related Accumulated Amortization which are included in Intangible Assets, Net

Intangible assets and related accumulated amortization which are included in intangible assets, net in the Consolidated Balance Sheets are as follows:

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Amount
Tradename	$21,800,000	$(6,731,456)	$15,068,544
Customer relationships	2,400,000	(693,008)	1,706,992
	$24,200,000	$(7,424,464)	$16,775,536

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Amount
Tradename	$21,800,000	$(5,219,318)	$16,580,682
Customer relationships	2,400,000	(537,333)	1,862,667
	$24,200,000	$(5,756,651)	$18,443,349